STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010		$ 10,063	$ 1,423,878	$ 856,593
Balance, shares at Dec. 31, 2010		10,063,249
Capital Contributions from FAB Universal		0	151,250	0
Net income (loss)	(347,438)	0	0	(347,438)
Balance at Dec. 31, 2011	2,094,346	10,063	1,575,128	509,155
Balance, shares at Dec. 31, 2011		10,063,249
Capital Distribution to FAB Universal		0	(369,905)	0
Net income (loss)	(577,957)	0	0	(577,957)
Balance at Dec. 31, 2012	$ 1,146,484	$ 10,063	$ 1,205,223	$ (68,802)
Balance, shares at Dec. 31, 2012		10,063,249